UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09475

Nuveen Dividend Advantage Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Dividend Advantage Municipal Income Fund (NVG)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Investments – 141.0% (97.6% of Total Investments)

	Municipal Bonds – 140.7% (97.4% of Total Investments)

	Alaska – 0.6% (0.4% of Total Investments)
$ 3,035	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	$ 2,429,184
	Series 2006A, 5.000%, 6/01/32
	Arizona – 1.5% (1.0% of Total Investments)
6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 5.500%, 7/01/37 –	No Opt. Call	AA	6,398,160
	FGIC Insured
	California – 17.8% (12.3% of Total Investments)
2,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	1,504,180
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured
6,160	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	2,428,888
	Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured
	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A:
1,485	5.000%, 10/01/26 (Pre-refunded 10/01/15) – NPFG Insured	10/15 at 100.00	Aa3 (4)	1,631,020
1,565	5.000%, 10/01/27 (Pre-refunded 10/01/15) – NPFG Insured	10/15 at 100.00	Aa3 (4)	1,718,886
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	9,589,900
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
340	9.461%, 2/15/20 (IF) (5)	No Opt. Call	AA–	312,137
855	9.468%, 2/15/20 (IF) (5)	No Opt. Call	AA–	784,873
375	9.468%, 2/15/20 (IF) (5)	No Opt. Call	AA–	344,243
14,345	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	Aa2	3,278,406
	Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured
	El Rancho Unified School District, Los Angeles County, California, General Obligation Bonds,
	Election 2010 Series 2011A:
2,615	0.000%, 8/01/31 – AGM Insured	8/28 at 100.00	A1	1,569,314
3,600	0.000%, 8/01/34 – AGM Insured	8/28 at 100.00	A1	2,122,920
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	2,474,470
	5.000%, 9/01/27 – AMBAC Insured
18,665	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	18,468,072
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,110	4.500%, 6/01/27	6/17 at 100.00	B	2,825,342
1,570	5.000%, 6/01/33	6/17 at 100.00	B	1,279,299
1,000	5.750%, 6/01/47	6/17 at 100.00	B	780,900
365	5.125%, 6/01/47	6/17 at 100.00	B	260,643
1,990	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	1,156,011
	11/01/25 – AGM Insured
	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,
	Series 2009A:
5,905	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA–	3,089,732
2,220	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA–	1,012,942
2,675	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA–	2,059,723
	AGC Insured
4,150	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/25 at 100.00	AA–	3,738,528
	Participation, Series 2011, 0.000%, 10/01/28 – AGM Insured
160	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	157,803
	2013A, 5.750%, 6/01/48
	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A:
1,000	3.000%, 6/15/25 – AGM Insured	6/17 at 100.00	Aa2	946,820
1,180	3.000%, 6/15/26 – AGM Insured	6/17 at 100.00	Aa2	1,089,848
6,820	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	5,788,816
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,275	Sequoia Union High School District, San Mateo County, California, General Obligation Bonds,	7/14 at 102.00	Aa1	3,856,093
	Series 2006, 3.500%, 7/01/29 – AGM Insured
1,690	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	1,786,448
	5.000%, 8/01/28 – NPFG Insured
102,540	Total California			76,056,257
	Colorado – 7.5% (5.2% of Total Investments)
16,655	Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds, Platte Valley Medical Center,	8/15 at 100.00	A (4)	17,913,452
	Series 2005, 5.000%, 8/01/24 (Pre-refunded 8/01/15) – NPFG Insured
750	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/32 –	10/16 at 100.00	BBB–	703,410
	SYNCORA GTY Insured
2,225	Colorado Department of Transportation, Revenue Anticipation Bonds, Series 2004A, 5.000%,	12/14 at 100.00	Aa2 (4)	2,371,160
	12/15/16 (Pre-refunded 12/15/14) – FGIC Insured
1,610	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	1,592,532
	5.000%, 11/15/43
17,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/25 –	No Opt. Call	A	9,290,670
	NPFG Insured
38,240	Total Colorado			31,871,224
	District of Columbia – 1.9% (1.3% of Total Investments)
900	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BBB–	776,880
	Issue, Series 2013, 5.000%, 10/01/45
6,805	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 4.500%, 4/01/42 –	4/17 at 100.00	A–	6,407,724
	AMBAC Insured
935	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	943,041
	Tender Option Bond Trust 1606, 11.776%, 10/01/30 – AMBAC Insured (IF) (5)
8,640	Total District of Columbia			8,127,645
	Florida – 6.5% (4.5% of Total Investments)
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	3,032,370
	AGM Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
740	5.250%, 12/01/17 (WI/DD, Settling 8/01/13)	12/13 at 100.00	A	746,326
480	5.250%, 12/01/18 (WI/DD, Settling 8/01/13)	12/13 at 100.00	A	483,837
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
580	5.250%, 12/01/17 (Pre-refunded 12/01/13)	12/13 at 100.00	A (4)	589,686
730	5.250%, 12/01/17 (Pre-refunded 12/01/13) (WI/DD, Settling 8/01/13)	12/13 at 100.00	A (4)	736,240
255	5.250%, 12/01/17 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	A (4)	259,259
370	5.250%, 12/01/18 (Pre-refunded 12/01/13)	12/13 at 100.00	A (4)	376,179
470	5.250%, 12/01/18 (Pre-refunded 12/01/13) (WI/DD, Settling 8/01/13)	12/13 at 100.00	A (4)	473,757
160	5.250%, 12/01/18 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	A (4)	162,672
5,825	JEA, Florida, Electric System Revenue Bonds, Series Three 2013B, 5.000%, 10/01/38	10/18 at 100.00	Aa2	5,874,746
2,335	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 5.375%, 10/01/32 – AGM	8/21 at 100.00	AA–	2,393,095
	Insured (Alternative Minimum Tax)
1,545	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A,	2/21 at 100.00	AA–	1,672,756
	6.000%, 2/01/31 – AGM Insured
1,505	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	No Opt. Call	A	1,481,958
	Series 2012A, 5.000%, 10/01/31 (Alternative Minimum Tax)
800	Miami-Dade County, Florida, Subordinate Special Obligation Refunding Bonds Series 2012B,	10/22 at 100.00	A+	786,720
	5.000%, 10/01/37
5,300	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	7/22 at 100.00	AA	5,372,080
	5.000%, 7/01/42
1,500	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	1,462,800
	Inc., Series 2012A, 5.000%, 10/01/42
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	995,420
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	1,052,760
27,595	Total Florida			27,952,661
	Georgia – 8.0% (5.6% of Total Investments)
6,925	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park	12/15 at 100.00	Aa2	7,265,433
	Improvement, Series 2005A, 5.000%, 12/01/30 – NPFG Insured
5,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012B, 5.000%, 1/01/29	No Opt. Call	A+	5,237,600
8,980	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Refunding Series 2004C,	7/14 at 100.00	AA–	9,214,288
	5.000%, 1/01/33 – AGM Insured
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AA–	1,051,760
	AGM Insured
1,690	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health	No Opt. Call	A+	1,455,462
	East Issue, Series 2012, 4.250%, 11/15/42
7,000	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36	2/18 at 100.00	AAA	7,408,870
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University	10/22 at 100.00	Baa2	1,032,610
	Project, Refunding Series 2012C, 5.250%, 10/01/27
1,710	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,684,470
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
33,305	Total Georgia			34,350,493
	Idaho – 2.0% (1.4% of Total Investments)
3,995	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A	3,859,330
	2012A, 5.000%, 3/01/47 – AGM Insured
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
3,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa3	3,289,290
1,130	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa3	1,238,966
8,125	Total Idaho			8,387,586
	Illinois – 9.0% (6.3% of Total Investments)
3,600	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A	3,866,652
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
	Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and
	Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Capital Appreciation,
	Series 2011B:
2,500	0.000%, 2/01/33	2/21 at 100.00	AA	789,525
2,000	0.000%, 2/01/34	2/21 at 100.00	AA	583,980
	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,
	Series 2003C:
770	5.250%, 10/01/22 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	Aa3 (4)	776,507
250	5.250%, 10/01/22 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	Aa3 (4)	252,113
480	5.250%, 10/01/22 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	Aa3 (4)	483,826
1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	983,430
	5.000%, 6/01/42
5,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	4,949,150
	5.000%, 10/01/51
3,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	A+	3,501,120
	2/01/35 – FGIC Insured
	Illinois State, General Obligation Bonds, Refunding Series 2012:
635	5.000%, 8/01/21	No Opt. Call	A–	688,289
310	5.000%, 8/01/22	No Opt. Call	A–	333,058
685	5.000%, 8/01/23	No Opt. Call	A–	729,237
1,265	5.000%, 8/01/24	8/22 at 100.00	A–	1,323,532
455	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	459,828
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	AAA	3,899,500
17,465	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	2,549,191
3,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	3,136,367
	Project, Tender Option Bond Trust 3861, 13.717%, 6/15/42 (IF) (5)
3,900	Rosemont, Illinois, General Obligation Bonds, Series 2011A, 5.600%, 12/01/35 – AGM Insured	12/20 at 100.00	AA–	4,037,046
5,000	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 (Pre-refunded	12/14 at 100.00	AAA	5,331,750
	12/01/14) – FGIC Insured
77,150	Total Illinois			38,674,101
	Indiana – 5.3% (3.7% of Total Investments)
1,050	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	983,462
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
5,370	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	4,974,231
	Project, Series 2013A, 5.250%, 1/01/51 (Alternative Minimum Tax)
1,850	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/22 at 100.00	AA	1,882,560
	2012A, 5.000%, 10/01/37
5,950	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A (4)	6,430,284
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
3,215	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	3,221,848
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA–	5,245,150
	5.500%, 1/01/38 – AGC Insured
22,435	Total Indiana			22,737,535
	Iowa – 0.8% (0.5% of Total Investments)
480	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	456,120
	Project, Series 2013, 5.250%, 12/01/25
450	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	365,846
	5.500%, 6/01/42
2,800	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	2,408,812
	5.600%, 6/01/34
3,730	Total Iowa			3,230,778
	Kansas – 0.8% (0.6% of Total Investments)
3,500	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA	3,489,675
	Services Corporation, Series 2010A, 5.000%, 1/01/40
	Kentucky – 1.4% (1.0% of Total Investments)
2,415	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series	2/19 at 100.00	AA–	2,789,591
	2009, 5.250%, 2/01/20 – AGC Insured
3,350	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health	6/22 at 100.00	AA–	3,331,944
	Initiatives, Series 2012A, 5.000%, 12/01/35
5,765	Total Kentucky			6,121,535
	Louisiana – 4.4% (3.0% of Total Investments)
1,175	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	1,085,465
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
1,000	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA–	1,060,970
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA–	5,243,750
	Inc. Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
1,225	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A (4)	1,278,435
	2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured
1,260	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex	11/13 at 100.00	AA– (4)	1,275,977
	Program, Series 2003, 5.250%, 11/01/14 (Pre-refunded 11/01/13) – NPFG Insured
3	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-3, 16.073%,	5/16 at 100.00	Aa1	2,942
	5/01/34 – FGIC Insured (IF)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
770	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	770,339
8,270	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	8,026,944
18,703	Total Louisiana			18,744,822
	Maine – 1.0% (0.7% of Total Investments)
4,000	Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004, 5.250%, 7/01/30 (Pre-refunded	7/14 at 100.00	AA– (4)	4,186,240
	7/01/14) – AGM Insured
	Maryland – 0.2% (0.1% of Total Investments)
825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health	8/23 at 100.00	A2	671,888
	Issue, Series 2013A, 4.000%, 8/15/41
	Massachusetts – 2.8% (1.9% of Total Investments)
4,500	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2004A, 5.000%, 7/01/28	7/14 at 100.00	AA+ (4)	4,700,070
	(Pre-refunded 7/01/14)
1,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	1,036,580
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	840,860
	Energy Project, Series 2012B, 4.875%, 11/01/42
2,775	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 –	2/17 at 100.00	AA+	2,774,306
	AGM Insured (UB) (5)
2,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22	12/14 at 100.00	AA+ (4)	2,658,550
	(Pre-refunded 12/01/14) – AGM Insured
11,775	Total Massachusetts			12,010,366
	Michigan – 3.8% (2.7% of Total Investments)
1,055	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa2	1,104,247
	5.000%, 5/01/31 – AGM Insured
1,290	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,182,504
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
3,230	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	3,211,040
	5.000%, 12/01/39
4,000	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	4,396,000
	5.000%, 7/01/22
1,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	972,930
2,855	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	2,749,508
	2009C, 5.000%, 12/01/48
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A:
275	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	311,809
1,225	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	1,236,515
1,250	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	1,276,988
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
16,180	Total Michigan			16,441,541
	Minnesota – 0.5% (0.3% of Total Investments)
1,980	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA–	2,108,086
	2009A, 5.000%, 1/01/15 – AGC Insured
	Missouri – 0.4% (0.3% of Total Investments)
1,600	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AA- (4)	1,646,928
	2004, 5.250%, 3/01/19 (Pre-refunded 3/01/14) – AGM Insured
	Nebraska – 2.6% (1.8% of Total Investments)
6,360	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005, 5.000%, 9/01/32	9/15 at 100.00	AA (4)	6,958,158
	(Pre-refunded 9/01/15)
3,900	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Subordinate Lien Series	No Opt. Call	Aa2	4,021,056
	2007AA, 4.500%, 2/01/27 – FGIC Insured
10,260	Total Nebraska			10,979,214
	Nevada – 2.5% (1.7% of Total Investments)
2,350	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	AA–	2,503,479
	AGM Insured
6,745	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA–	6,997,330
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
1,300	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	1,322,204
	5.000%, 6/01/42
10,395	Total Nevada			10,823,013
	New Jersey – 3.9% (2.7% of Total Investments)
7,690	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%,	6/14 at 100.00	Aaa	8,060,735
	6/15/34 (Pre-refunded 6/15/14)
1,900	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	1,951,395
	2004A, 5.000%, 7/01/29 – NPFG Insured
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	2,520,295
	2006A, 5.250%, 12/15/20
1,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA–	1,354,416
	AGM Insured
200	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154,	7/22 at 100.00	A+	214,336
	17.228%, 1/01/43 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,080	4.500%, 6/01/23	6/17 at 100.00	B1	1,008,083
2,025	4.750%, 6/01/34	6/17 at 100.00	B2	1,477,987
16,245	Total New Jersey			16,587,247
	New Mexico – 0.5% (0.3% of Total Investments)
2,080	New Mexico Finance Authority, State Transportation Revenue Bonds, Senior Lien Series 2004A,	6/14 at 100.00	AAA	2,172,144
	5.250%, 6/15/16 (Pre-refunded 6/15/14) – NPFG Insured
	New York – 5.3% (3.7% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	1,178,016
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,660	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AA–	3,861,629
	Improvements, Series 2005B, 5.000%, 2/15/23 – AMBAC Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender
	Option Bond Trust 3518:
2,000	13.811%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,184,080
1,335	13.799%, 2/15/33 (IF)	2/19 at 100.00	AAA	1,457,753
850	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	904,111
	2011A, 5.750%, 2/15/47
3,090	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	2,802,167
	2/15/47 – NPFG Insured
690	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A	742,136
	5.000%, 12/01/23 – FGIC Insured
2,400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F,	11/16 at 100.00	A	2,199,312
	4.250%, 5/01/33 – NPFG Insured
1,575	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	AA–	1,597,113
	5.000%, 5/01/36 – AGM Insured
2,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A	1,987,780
	5.000%, 9/01/42
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	498,888
	5.000%, 11/15/30 – AMBAC Insured
1,435	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	1,679,094
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
1,340	Onondaga Civic Development Corporation, New York, Revenue Bonds, St. Joseph’s Hospital Health	7/22 at 100.00	BB+	1,207,769
	Center Project, Series 2012, 5.000%, 7/01/42
450	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	A+	483,111
	Subordinate Lien Series 2013A, 5.000%, 11/15/28
22,425	Total New York			22,782,959
	North Carolina – 1.1% (0.8% of Total Investments)
2,080	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AA– (4)	2,097,202
	Regional Hospital Project, Series 2003, 5.375%, 10/01/24 (Pre-refunded 10/01/13) – AGM Insured
2,150	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	2,155,332
	WakeMed, Series 2012A, 5.000%, 10/01/38
540	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 –	6/19 at 100.00	AA–	579,971
	AGC Insured
4,770	Total North Carolina			4,832,505
	Ohio – 5.5% (3.8% of Total Investments)
2,455	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	2,430,597
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
770	5.000%, 5/01/33	5/22 at 100.00	AA–	776,460
1,640	4.000%, 5/01/33	5/22 at 100.00	AA–	1,407,825
985	5.000%, 5/01/42	5/22 at 100.00	AA–	965,783
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
860	5.125%, 6/01/24	6/17 at 100.00	B–	717,550
710	5.875%, 6/01/30	6/17 at 100.00	B	567,226
3,665	5.750%, 6/01/34	6/17 at 100.00	B	2,789,615
2,115	5.875%, 6/01/47	6/17 at 100.00	B	1,582,845
1,870	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	1,855,638
	Improvement Series 2012A, 5.000%, 11/01/42
4,650	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	A2	5,024,930
	Series 2007, 5.250%, 12/01/28 – AGM Insured
2,765	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	2,358,490
	Group Project, Series 2013, 5.000%, 2/15/48
1,290	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,279,512
	2013A-1, 5.000%, 2/15/48 (WI/DD, Settling 8/15/13)
1,240	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	720,316
	Convertible Series 2013A-3, 0.000%, 2/15/36 (WI/DD, Settling 8/15/13)
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
600	5.750%, 12/01/32	12/22 at 100.00	N/R	608,598
420	6.000%, 12/01/42	12/22 at 100.00	N/R	427,463
26,035	Total Ohio			23,512,848
	Oklahoma – 0.6% (0.4% of Total Investments)
2,375	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A+	2,407,585
	5.000%, 2/15/37
	Oregon – 0.7% (0.5% of Total Investments)
3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A,	5/19 at 100.00	AAA	3,172,560
	5.000%, 11/15/33
	Pennsylvania – 5.2% (3.6% of Total Investments)
1,050	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA–	1,075,998
	5.000%, 1/01/40 – AGM Insured
4,690	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	No Opt. Call	Aaa	5,554,883
	Bonds, Series 2012A, 5.000%, 7/01/19
4,130	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA–	4,012,213
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB) (5)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	A+	1,068,344
	AMBAC Insured
6,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA	5,722,020
	6/01/33 – AGM Insured
400	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BB+	354,128
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
2,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AA–	2,027,880
	11/15/18 – AGM Insured
2,000	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AA–	2,193,740
	5.000%, 1/15/19 – AGM Insured (UB)
21,320	Total Pennsylvania			22,009,206
	Puerto Rico – 1.0% (0.7% of Total Investments)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
435	5.000%, 7/01/33	7/22 at 100.00	BBB–	353,485
575	5.250%, 7/01/42	7/22 at 100.00	BBB–	449,702
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	1,292,130
8,480	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	1,607,384
	0.000%, 8/01/39
5,035	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	771,010
	8/01/42 – FGIC Insured
15,750	Total Puerto Rico			4,473,711
	Rhode Island – 1.2% (0.8% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
820	6.125%, 6/01/32	10/13 at 100.00	BBB+	820,722
4,310	6.250%, 6/01/42	10/13 at 100.00	BBB–	4,313,793
5,130	Total Rhode Island			5,134,515
	South Carolina – 3.9% (2.7% of Total Investments)
3,340	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/13 at 100.00	AA (4)	3,395,778
	2003, 5.250%, 12/01/19 (Pre-refunded 12/01/13)
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006:
5,000	5.000%, 12/01/24	12/16 at 100.00	AA	5,582,400
1,950	5.000%, 12/01/28 – AGM Insured	12/16 at 100.00	AA	2,058,927
1,000	Scago Educational Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds,	10/15 at 100.00	AA–	1,082,250
	Spartanburg County School District 5, Series 2005, 5.000%, 4/01/21 – AGM Insured
1,070	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	9/13 at 100.00	AA–	1,073,017
	System, Series 2003A, 5.000%, 1/01/27 – AMBAC Insured
3,330	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue	4/22 at 100.00	A1	3,351,945
	Refunding Bonds, Series 2012A, 5.000%, 4/15/32
15,690	Total South Carolina			16,544,317
	Tennessee – 1.2% (0.8% of Total Investments)
	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004:
1,495	5.000%, 10/01/19 – AGM Insured	10/14 at 100.00	AA	1,575,595
1,455	5.000%, 10/01/20 – AGM Insured	10/14 at 100.00	AA	1,533,439
1,955	5.000%, 10/01/21 – AGM Insured	10/14 at 100.00	AA	2,060,394
4,905	Total Tennessee			5,169,428
	Texas – 10.6% (7.3% of Total Investments)
3,300	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	3,184,236
	5.125%, 11/01/43 (Alternative Minimum Tax)
2,700	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	2,640,546
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
1,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA	1,009,493
	Trust 2013-9A, 18.033%, 4/01/53 (WI/DD, Settling 8/01/13) (IF)
	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,
	TECO Project, Series 2003:
2,240	5.000%, 11/15/16 (Pre-refunded 11/15/13) – NPFG Insured	11/13 at 100.00	AA (4)	2,270,800
2,355	5.000%, 11/15/17 (Pre-refunded 11/15/13) – NPFG Insured	11/13 at 100.00	AA (4)	2,387,381
1,545	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender	11/21 at 100.00	AA+	1,635,769
	Option Bond Trust 1014, 13.723%, 11/01/41 (IF) (5)
4,080	Harris County, Texas, General Obligation Toll Road Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AAA	5,369,974
	3418, 14.565%, 8/15/27 – AGM Insured (IF)
1,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A,	5/14 at 100.00	AA	1,037,430
	5.250%, 5/15/24 – FGIC Insured
2,820	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	AA	2,871,268
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
3,220	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA–	3,252,715
	12/15/36 – AGM Insured
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,590	0.000%, 9/01/43	9/31 at 100.00	AA	1,724,526
3,910	0.000%, 9/01/45	9/31 at 100.00	AA	2,861,807
7,700	Tarrant Regional Water District, Texas, Water Revenue Bonds, Refunding and Improvement Series	3/22 at 100.00	AAA	7,763,833
	2012, 5.000%, 3/01/52
355	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	336,806
	2012, 5.000%, 12/15/32
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2002:
3,520	5.125%, 11/01/20 – NPFG Insured	9/13 at 100.00	Baa1	3,521,338
3,520	5.125%, 11/01/21 – NPFG Insured	9/13 at 100.00	Baa1	3,520,317
45,995	Total Texas			45,388,239
	Utah – 2.1% (1.5% of Total Investments)
3,700	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	3,758,090
4,865	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008, Tender Option Bond Trust 1193,	No Opt. Call	AAA	5,389,155
	13.610%, 12/15/15 – AGM Insured (IF)
8,565	Total Utah			9,147,245
	Vermont – 1.9% (1.3% of Total Investments)
7,840	University of Vermont and State Agricultural College, Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	Aa3	8,045,330
	10/01/35 – NPFG Insured
	Virginia – 0.7% (0.5% of Total Investments)
1,795	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/01/52	No Opt. Call	BBB–	1,609,451
2,050	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/32	No Opt. Call	BBB–	712,088
700	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	602,812
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
4,545	Total Virginia			2,924,351
	Washington – 13.1% (9.1% of Total Investments)
5,265	Energy Northwest, Washington Public Power, Nine Canyon Wind Project Revenue Bonds, Series	7/16 at 100.00	A	5,258,629
	2006A, 4.500%, 7/01/30 – AMBAC Insured
5,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	5,040,800
2,340	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A,	8/22 at 100.00	Aa3	2,427,563
	5.000%, 8/01/31
7,850	Seattle, Washington, Water System Revenue Bonds, Series 2003, 5.000%, 9/01/20 – NPFG Insured	9/13 at 100.00	Aa1	7,881,165
2,200	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series	12/13 at 100.00	AA+ (4)	2,234,298
	2003B, 5.000%, 6/01/17 (Pre-refunded 12/01/13) – AGM Insured
10,000	University of Washington, General Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/37 –	6/17 at 100.00	Aaa	10,335,400
	AMBAC Insured (UB)
750	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	768,803
	Refunding Series 2012B, 5.000%, 10/01/30
1,925	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	1,898,685
	Series 2012A, 5.000%, 10/01/42
15,000	Washington State Health Care Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	N/R	14,514,600
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,
	Series 2002:
300	6.500%, 6/01/26	10/13 at 100.00	A3	303,255
765	6.625%, 6/01/32	10/13 at 100.00	Baa1	774,310
3,335	Washington State, General Obligation Bonds, Series 2009, Trust 1212, 13.606%, 7/01/14 – AGM	No Opt. Call	AA+	4,570,417
	Insured (IF)
54,730	Total Washington			56,007,925
	Wisconsin – 0.9% (0.6% of Total Investments)
1,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	10/22 at 100.00	AA–	1,513,797
	Obligated Group, Series 2012A, 5.000%, 4/01/42
2,220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,226,416
	Series 2011A, 5.250%, 10/15/39
3,750	Total Wisconsin			3,740,213
$ 680,928	Total Municipal Bonds (cost $592,449,898)			601,491,260

Shares	Description (1)	Value
	Investment Companies - 0.3% (0.2% of Total Investments)
$ 8,134	BlackRock MuniHoldings Fund Inc.	$ 126,809
13,600	BlackRock MuniEnhanced Fund Inc.	148,784
7,920	Dreyfus Strategic Municipal Fund	63,202
3,500	DWS Municipal Income Trust	42,455
9,500	Invesco Advantage Municipal Income Fund II	101,080
9,668	Invesco Quality Municipal Income Trust	110,505
28,980	Invesco VK Investment Grade Municipal Trust	358,193
26,280	PIMCO Municipal Income Fund II	297,752
	Total Investment Companies (cost $1,353,712)	1,248,780
	Total Long-Term Investments (cost $593,803,610)	602,740,040

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 3.4% (2.4% of Total Investments)
	Missouri – 0.9% (0.6% of Total Investments)
$ 3,965	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Variable Rate	No Opt. Call	A-2	$ 3,965,000
	Demand Obligations, Tender Option Bond Trust DCL-017, 0.490%, 7/01/26 (6)
	North Carolina – 1.5% (1.1% of Total Investments)
6,590	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Variable Rate Demand	No Opt. Call	A-1	6,590,000
	Obligations, Tender Option Bond Trust 11023, 0.090%, 6/01/37 (6)
	South Carolina – 1.0% (0.7% of Total Investments)
4,225	South Carolina Educational Facilities Authority, Charleston Southern University Education Facilities	11/13 at 100.00	F-1	4,225,000
	Revenue Bond, Variable Rate Demand Obligations, Series 2003, 0.090%, 4/01/28 (6)
$ 14,780	Total Short-Term Investments (cost $14,780,000)			14,780,000
	Total Investments (cost $608,583,610) – 144.4%			617,520,040
	Floating Rate Obligations – (5.0)%			(21,558,334)
	MuniFund Term Preferred Shares, at Liquidation Value – (25.3)% (7)			(108,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (21.6)% (8)			(92,500,000)
	Other Assets Less Liabilities – 7.5%			32,058,016
	Net Assets Applicable to Common Shares – 100%			$ 427,519,722

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$601,491,260	$ —	$601,491,260
Investment Companies	1,248,780	—	—	1,248,780
Short-Term Investments:
Municipal Bonds	—	14,780,000	—	14,780,000
Total	$1,248,780	$616,271,260	$ —	$617,520,040

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $593,616,474.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 26,992,079
Depreciation	(24,646,734)
Net unrealized appreciation (depreciation) of investments	$ 2,345,345

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 17.5%.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 15.0%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013